Condensed Financial Information of Deswell Industries, Inc. - Schedule of Condensed Cash Flow Statement (Details) - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities
Net income	$ 11,138	$ 7,709	$ 2,059
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in earnings of subsidiaries	(11,854)	(8,229)	(2,488)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(3)	(2)
Amounts due from subsidiaries	960	252	4,305
Other accrued liabilities	(233)	(444)	3
Net cash provided by operating activities	8	(714)	3,879
Cash flows from investing activities
Dividends received from subsidiary	3,188	3,188
Net cash (used in) generated by investing activities	3,188	3,188
Cash flows from financing activities
Dividends paid	(3,188)	(3,188)	(3,188)
Net cash used in financing activities	(3,188)	(3,188)	(3,188)
Net increase (decrease) in cash and cash equivalents	8	(714)	691
Cash and cash equivalents, beginning of year	204	918	227
Cash and cash equivalents, end of year	$ 212	$ 204	$ 918